INTEREST EXPENSES	12 Months Ended
Dec. 31, 2025
INTEREST EXPENSES
INTEREST EXPENSES

4.    INTEREST EXPENSES

Components of interest expenses are detailed as follows (RMB in thousands):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Interest expenses	1,242,793	1,203,871	1,389,014
Less: Interest capitalization	(71,657)	(60,792)	(28,876)
Total	1,171,136	1,143,079	1,360,138